Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments
Fixed income securities, at fair value (amortized cost $4,023,107 and $4,375,110)	$ 4,434,362	$ 4,530,344
Mortgage loans	733,258	696,062
Equity securities, at fair value (cost $233,118 and $177,229)	274,133	184,970
Limited partnership interests	386,310	382,853
Short-term, at fair value (amortized cost $224,111 and $88,552)	224,098	88,548
Policy loans	38,583	39,374
Other	5,237	653
Total investments	6,095,981	5,922,804
Cash	9,273	8,479
Deferred policy acquisition costs	124,118	155,887
Reinsurance recoverable	229,759	234,733
Accrued investment income	46,846	50,219
Current income taxes receivable		3,944
Other assets	399,126	191,373
Reinsurance receivable from parent	1,218
Separate Accounts	265,546	241,710
Total assets	7,171,867	6,809,149
Liabilities
Contractholder funds	2,547,968	2,681,300
Reserve for life-contingent contract benefits	2,411,809	2,232,136
Current income taxes payable	31,713	0
Deferred income taxes	154,849	143,606
Other liabilities and accrued expenses	188,362	99,387
Payable to affiliates, net	4,973	6,312
Reinsurance payable to parent		156
Separate Accounts	265,546	241,710
Total liabilities	5,605,220	5,404,607
Commitments and Contingent Liabilities (Note 11)
Shareholder's Equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	1,299,868	1,202,244
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	664	1,185
Other unrealized net capital gains and losses	324,055	121,407
Unrealized adjustment to DAC, DSI and insurance reserves	(200,010)	(65,495)
Total unrealized net capital gains and losses	124,709	57,097
Unrealized foreign currency translation adjustments	(959)	2,172
Total accumulated other comprehensive income ("AOCI")	123,750	59,269
Total shareholder's equity	1,566,647	1,404,542
Total liabilities and shareholder's equity	$ 7,171,867	$ 6,809,149